OPERATING LEASES - Schedule of Operating Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 18,597	$ 28,767
Additions	14,549	12,565
Repayments	(4,616)	(8,231)
Modification	(16,281)	(14,446)
Foreign exchange translation	4	(58)
Operating lease obligation, ending balance	12,253	18,597
Current portion of operating lease liabilities	2,632	5,546
Non-current portion of operating lease liabilities	9,621	13,051
SFL
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	13,355	15,892
Additions	0	0
Repayments	(2,010)	(2,537)
Modification	0	0
Foreign exchange translation	0	0
Operating lease obligation, ending balance	11,345	13,355
Current portion of operating lease liabilities	2,147
Non-current portion of operating lease liabilities	9,198
Golden Hawk
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	3,837	3,630
Additions	14,549	3,081
Repayments	(2,105)	(2,874)
Modification	(16,281)	0
Foreign exchange translation	0	0
Operating lease obligation, ending balance	0	3,837
Current portion of operating lease liabilities	0
Non-current portion of operating lease liabilities	0
Admiral Schmidt and Vitus Bering Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	0	7,176
Additions	0	9,484
Repayments	0	(2,214)
Modification	0	(14,446)
Foreign exchange translation	0	0
Operating lease obligation, ending balance	0	0
Current portion of operating lease liabilities	0
Non-current portion of operating lease liabilities	0
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	1,405	2,069
Additions	0	0
Repayments	(501)	(606)
Modification	0	0
Foreign exchange translation	4	(58)
Operating lease obligation, ending balance	908	$ 1,405
Current portion of operating lease liabilities	485
Non-current portion of operating lease liabilities	$ 423